				 UNITED STATES
		        SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    6-30-08
                                                ------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:       DORSEY & WHITNEY TRUST COMPANY LLC
              --------------------------------------
              C/O TROY STEINBECK
              --------------------------------------
  Address:    401 E. EIGHTH STREET, SUITE 319
              --------------------------------------
              SIOUX FALLS, SD 57103
              --------------------------------------

Form 13F File Number:  28- 12732
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CARL SCHMIDTMAN
         -----------------------------
Title:   CHIEF OPERATING OFFICER
         -----------------------------
Phone:   6053366832
         -----------------------------


Signature, Place, and Date of Signing:
/S/ CARL SCHMIDTMAN     SIOUX FALLS, SD     8-13-08
- ------------------   ----------------    ---------
     [Signature]        [City, State]       [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-                         MAIRS AND POWER, INC.
   ------------------       --------------------------



			      FORM 13F SUMMARY PAGE

			Report Summary:

Number of Other Included Managers:                1
                                         -------------------

Form 13F Information Table Entry Total:          63
                                         -------------------

Form 13F Information Table Value Total:       $175,052 (x1000)
                                         -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.     FORM 13F FILE NUMBER NAME       NAME

   1      28-                             MAIRS AND POWER, INC.
  ----    -------------------------       ---------------------------

						FORM 13F INFORMATION TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
COMMON STOCK

ABBOTT LABS                         COM       002824100       497          9,380    SH      OTHER       1               9,380
ADC TELECOM INC			    COM	      000886309       442         29,956    SH      OTHER       1              29,956
AMGEN INC                           COM       031162100       266          5,644    SH      OTHER       1               5,644
ASSOCIATED BANC CORP                COM       045487105     1,092         56,600    SH      OTHER       1              56,600
BALL CORP                           COM       058498106       286          6,000    SH      OTHER       1               6,000
BAXTER INTERNATIONAL INC            COM       071813109     3,694         57,771    SH      OTHER       1              57,771
BEMIS CO                            COM       081437105     2,653        118,320    SH      OTHER       1             118,320
BERKSHIRE HATHAWAY INC--CL B        COM       084670207       225             56    SH      OTHER       1                  56
BP PLC SPONS ADR                    COM       055622104     3,571         51,334    SH      OTHER       1              51,334
BRISTOL MYERS SQUIBB CO             COM       110122108       627         30,540    SH      OTHER       1              30,540
CATERPILLAR INC                     COM       149123101       487          6,600    SH      OTHER       1               6,600
CHEVRON CORPORATION                 COM       166764100     1,299         13,107    SH      OTHER       1              13,107
CONOCOPHILLIPS                      COM       20825C104     1,096         11,612    SH      OTHER       1              11,612
CORNING INC                         COM       219350105     2,448        106,200    SH      OTHER       1             106,200
DEERE & CO.                         COM       244199105       289          4,000    SH      OTHER       1               4,000
DONALDSON INC                       COM       257651109     2,301         51,550    SH      OTHER       1              51,550
DU PONT E I DE NEMOURS & CO         COM       263534109       600         14,000    SH      OTHER       1              14,000
ECOLAB INC COM                      COM       278865100     1,414         32,880    SH      OTHER       1              32,880
ELI LILLY & CO.                     COM       532457108     1,085         23,495    SH      OTHER       1              23,495
EMERSON ELECTRIC                    COM       291011104     5,198        105,120    SH      OTHER       1             105,120
EXXON MOBIL CORP                    COM       30231G102     3,425         38,864    SH      OTHER       1              38,864
FASTENAL CO                         COM       311900104       834         19,335    SH      OTHER       1              19,335
G & K SVCS INC CL A                 COM       361268105       495         16,250    SH      OTHER       1              16,250
GENERAL ELECTRIC CORP               COM       369604103     5,063        189,706    SH      OTHER       1             189,706
GENERAL MLS INC                     COM       370334104     4,225         69,525    SH      OTHER       1              69,525
GRACO INC                           COM       384109104     2,858         75,070    SH      OTHER       1              75,070
HAWKINS INC                         COM       420261109       299         20,000    SH      OTHER       1              20,000
HOME DEPOT INC                      COM       437076102     2,310         98,645    SH      OTHER       1              98,645
HONEYWELL INTERNATIONAL INC         COM       438516106     3,562         70,850    SH      OTHER       1              70,850
HORMEL FOODS CORP                   COM       440452100     3,073         88,775    SH      OTHER       1              88,775
INTEL CORP                          COM       458140100     1,937         90,200    SH      OTHER       1              90,200
INTL. BUSINESS MACHINES CORP        COM       459200101     2,697         22,750    SH      OTHER       1              22,750
JOHNSON & JOHNSON                   COM       478160104     5,477         85,126    SH      OTHER       1              85,126
JP MORGAN CHASE & CO                COM       46625H100       513         14,950    SH      OTHER       1              14,950
KIMBERLY-CLARK CORP                 COM       494368103     1,722         28,800    SH      OTHER       1              28,800
</TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
	                            TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
MEDTRONIC INC                       COM       585055106    17,995        347,726    SH      OTHER       1             347,726
MERCK & CO INC                      COM       589331107     1,387         36,800    SH      OTHER       1              36,800
MICROSOFT CORP                      COM       594918104     1,064         38,670    SH      OTHER       1              38,670
MMM CO                              COM       88579Y101     4,207         60,455    SH      OTHER       1              60,455
MTS SYS CORP                        COM       553777103       280          7,800    SH      OTHER       1               7,800
PATTERSON COS INC                   COM       703395103     2,159         73,475    SH      OTHER       1              73,475
PENTAIR INC                         COM       709631105     3,255         92,950    SH      OTHER       1              92,950
PFIZER INC                          COM       717081103     2,434        139,305    SH      OTHER       1             139,305
PRINCIPAL FINANCIAL GROUP           COM       74251V102     2,399         57,160    SH      OTHER       1              57,160
PROCTER & GAMBLE COMPANY            COM       742718109       656         10,793    SH      OTHER       1              10,793
SCHLUMBERGER LTD                    COM       806857108     3,389         31,550    SH      OTHER       1              31,550
ST JUDE MED INC                     COM       790849103       619         15,150    SH      OTHER       1              15,150
SUPERVALU INC COM                   COM       868536103       287          9,300    SH      OTHER       1               9,300
SURMODICS INC                       COM       868873100       414          9,225    SH      OTHER       1               9,225
TARGET CORP                         COM       87612E106     5,242        112,752    SH      OTHER       1             112,752
TCF FINANCIAL                       COM       872275102     1,670        138,800    SH      OTHER       1             138,800
TECHNE CORP                         COM       878377100       872         11,270    SH      OTHER       1              11,270
TORO CO                             COM       891092108       408         12,275    SH      OTHER       1              12,275
UNITED PARCEL SVC INC               COM       911312106     2,582         42,000    SH      OTHER       1              42,000
US BANCORP                          COM       902973304     3,615        129,611    SH      OTHER       1             129,611
VALSPAR CORP                        COM       920355104     3,520        186,125    SH      OTHER       1             186,125
VERIZON COMMUNICATIONS              COM       92343V104     1,876         52,986    SH      OTHER       1              52,986
WALT DISNEY CO			    COM       254687106       636         20,375    SH      OTHER       1              20,375
WELLS FARGO & CO                    COM       949746101     3,690        155,370    SH      OTHER       1             155,370
WESTERN UNION CO                    COM       959802109     1,518         61,400    SH      OTHER       1              61,400
XCEL ENERGY INC                     COM       98389B100     1,289         64,250    SH      OTHER       1              64,250
ZIMMER HLDGS INC                    COM       98956P102     2,120         31,160    SH      OTHER       1              31,160

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE

PACCAR INC                          COM       693718108    37,409        894,300    SH      SOLE                      894,300




GRAND TOTALS                                              175,052      4,506,044                                    4,506,044